Other Income and Expenses - Summary of other income and expenses (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Other income:
Gain on sale of long-lived assets		$ 142	$ 229
Cancellation of contingencies		0	68
Foreign Exchange gain related to operating activities		0	67
Tax actualization effects		217	0
Other		25	0
Other income	$ 17	384	364
Other expenses:
Provisions for contingencies		224	350
Loss on the retirement of long-lived assets		146	70
Loss on sale of long-lived assets		116	211
Impairment on equity method investees		903	0
Severance payments		0	701
Donations		168	8
Foreign exchange loss related to operating activities		239	0
Other		100	64
Other expenses	$ 82	$ 1,896	$ 1,404

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3